Close-down, restoration and environmental provisions - Summary of undiscounted close-down and environmental restoration obligation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	$ 25,900	$ 23,038
Impact of discounting	(8,069)	(7,307)
Total closure obligation	17,831	15,731
Due within 1 year
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	1,128	1,183
Between 1 and 3 years
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	2,821	2,497
Between 3 and 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	2,138	1,880
Later than five years
Disclosure of other provisions [Line Items]
Undiscounted close-down, restoration and environmental obligations	19,813	17,478
Australia
Disclosure of other provisions [Line Items]
Total closure obligation	10,056	8,546
US
Disclosure of other provisions [Line Items]
Total closure obligation	4,581	4,419
Canada
Disclosure of other provisions [Line Items]
Total closure obligation	1,558	1,517
Other countries
Disclosure of other provisions [Line Items]
Total closure obligation	1,636	1,249
Decommissioning, decontamination and demolition
Disclosure of other provisions [Line Items]
Total closure obligation	3,675	3,065
Closure and rehabilitation earthworks
Disclosure of other provisions [Line Items]
Total closure obligation	5,330	4,628
Long-term water management costs
Disclosure of other provisions [Line Items]
Total closure obligation	1,440	1,316
Post-closure monitoring and maintenance
Disclosure of other provisions [Line Items]
Total closure obligation	1,668	1,581
Indirect costs, owners' costs and contingency
Disclosure of other provisions [Line Items]
Total closure obligation	5,718	5,141
Operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	13,710	11,715
Non-operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	$ 4,121	$ 4,016